OTHER FINANCIAL LIABILITIES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jan. 04, 2018
Disclosure of subsidiaries [line items]
Total consolidated		$ 7,261,726	$ 7,891,640	$ 7,268,210
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.	[1]	Foreign
Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Total		$ 496,768	482,153
Total consolidated		510,398	494,918
Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		13,630	12,765
Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Total		804,921	713,657
Total consolidated		843,836	749,815
Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		38,915	36,158
Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Total		2,380,633	2,562,843
Total consolidated		2,605,097	2,797,730
Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		224,464	234,887
Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Total		1,367,491	1,346,299
Total consolidated		1,411,899	1,420,597
Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		44,408	74,298
Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Total		1,936,231	2,513,069
Total consolidated		1,943,107	2,513,069
Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		6,876
Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Total		6,986,044	7,618,021
Total consolidated		7,314,337	7,976,129
Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		328,293	358,108
Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Total		535,318	508,477
Total consolidated		550,657	523,057
Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		15,339	14,580
Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Total		807,586	729,534
Total consolidated		846,500	765,692
Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		38,914	36,158
Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Total		2,318,361	2,484,733
Total consolidated		2,543,952	2,719,620
Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		225,591	234,887
Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Total		1,345,702	1,318,241
Total consolidated		1,390,110	1,392,540
Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		44,408	74,299
Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Total		1,923,632	2,490,731
Total consolidated		1,930,508	2,490,731
Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		6,876
Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Total		6,930,599	7,531,716
Total consolidated		7,261,727	7,891,640
Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total		$ 331,128	$ 359,924
BBVA [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.032.000-8	97.032.000-8
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		3.36%	2.30%
Nominal rate %		3.36%	2.30%
BBVA [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 38,000	$ 75,000
BBVA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		75,000
BBVA [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		113,000	75,000
BBVA [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		38,432	75,781
BBVA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		75,623
BBVA [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 114,055	$ 75,781
BBVA [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.032.000-8	97.032.000-8
Creditor country		Chile	Chile
Currency		UF	UF
Amortization		At Expiration	At Expiration
Effective rate %		3.31%	3.57%
Nominal rate %		3.31%	2.77%
BBVA [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		50,785
BBVA [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		50,785
BBVA [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		50,930
BBVA [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BBVA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 50,930
SANTANDER [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.036.000-K	97.036.000-K
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		3.90%	2.49%
Nominal rate %		3.90%	2.49%
SANTANDER [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 23,000	$ 30,000
SANTANDER [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			55,801
SANTANDER [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		23,000	30,000
SANTANDER [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		23,025	30,129
SANTANDER [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			55,934
SANTANDER [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
SANTANDER [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 23,025	$ 30,129
ESTADO [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.030.000-7	97.030.000-7
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %			2.57%
Nominal rate %			2.57%
ESTADO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			$ 40,000
ESTADO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			40,000
ESTADO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			40,071
ESTADO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
ESTADO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			$ 40,071
BANCO DO BRASIL [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.003.000-K	97,003,000-K
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		3.64%	2.40%
Nominal rate %		3.64%	2.40%
BANCO DO BRASIL [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 200,000	$ 100,000
BANCO DO BRASIL [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		200,000	100,000
BANCO DO BRASIL [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		200,698	100,696
BANCO DO BRASIL [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
BANCO DO BRASIL [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 200,698	$ 100,696
HSBC [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.951.000-4	97.951.000-4
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		3.14%	2.03%
Nominal rate %		3.14%	2.03%
HSBC [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 12,000	$ 12,000
HSBC [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		12,000	12,000
HSBC [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		12,013	12,007
HSBC [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
HSBC [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters		$ 12,013	12,007
CHILE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CHILE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Loans to exporters
CORP BANCA [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.023.000-9	97.023.000-9
Creditor country		Chile	Chile
Currency		UF	UF
Amortization		Quarterly	Quarterly
Effective rate %		3.35%	3.68%
Nominal rate %		3.35%	3.68%
CORP BANCA [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 5,461	$ 21,298
CORP BANCA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		16,385	21,360
CORP BANCA [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		16,385	42,006
CORP BANCA [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
CORP BANCA [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
CORP BANCA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		38,231	84,664
CORP BANCA [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans		5,480	21,542
CORP BANCA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		16,385	21,360
CORP BANCA [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		16,232	41,548
CORP BANCA [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
CORP BANCA [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
CORP BANCA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 38,097	$ 84,450
BLADEX [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Semiannual	Semiannual
Effective rate %		6.74%	5.51%
Nominal rate %		6.74%	5.51%
BLADEX [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		15,000	15,000
BLADEX [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans			15,000
BLADEX [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		15,000	30,000
BLADEX [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans		14,964	15,133
BLADEX [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans			14,750
BLADEX [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BLADEX [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 14,964	$ 29,883
DVB BANK SE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		Germany
Currency		US$
Amortization		Quarterly
Effective rate %		4.42%
Nominal rate %		4.42%
DVB BANK SE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		$ 23,417
DVB BANK SE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		70,626
DVB BANK SE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		191,207
DVB BANK SE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		117,084
DVB BANK SE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		19,731
DVB BANK SE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		422,065
DVB BANK SE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		23,871
DVB BANK SE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		70,626
DVB BANK SE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		188,231
DVB BANK SE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		116,185
DVB BANK SE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		19,686
DVB BANK SE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		$ 418,599
BTG PACTUAL CHILE [Member]
Disclosure of subsidiaries [line items]
Tax No.		76.362.099-9
Creditor country		Chile
Currency		UF
Amortization		At Expiration
Effective rate %		3.10%
Nominal rate %		3.10%
BTG PACTUAL CHILE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
BTG PACTUAL CHILE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
BTG PACTUAL CHILE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BTG PACTUAL CHILE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans		65,862
BTG PACTUAL CHILE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BTG PACTUAL CHILE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		65,862
BTG PACTUAL CHILE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans		118
BTG PACTUAL CHILE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
BTG PACTUAL CHILE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BTG PACTUAL CHILE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans		64,957
BTG PACTUAL CHILE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
BTG PACTUAL CHILE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 65,075
SANTANDER [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.036.000-K	97.036.000-K
Creditor country		Chile	Chile
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		5.60%	4.41%
Nominal rate %		5.60%	4.41%
SANTANDER [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		102,521	202,284
SANTANDER [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		102,521	202,284
SANTANDER [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Bank loans		223	439
SANTANDER [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Bank loans		102,521	202,284
SANTANDER [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Bank loans
SANTANDER [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 102,744	$ 202,723
BANK OF NEWYORK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		At Expiration	At Expiration
Effective rate %		7.44%	7.44%
Nominal rate %		7.03%	7.03%
BANK OF NEWYORK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
BANK OF NEWYORK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
BANK OF NEWYORK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		500,000	500,000
BANK OF NEWYORK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
BANK OF NEWYORK [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		700,000	700,000
BANK OF NEWYORK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		1,200,000	1,200,000
BANK OF NEWYORK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
BANK OF NEWYORK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		13,057	13,047
BANK OF NEWYORK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		495,617	492,745
BANK OF NEWYORK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
BANK OF NEWYORK [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		697,869	697,536
BANK OF NEWYORK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		$ 1,206,543	$ 1,203,328
Credit Agricole [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.23%	2.66%
Nominal rate %		3.23%	2.22%
Credit Agricole [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 658	$ 7,767
Credit Agricole [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,986	23,840
Credit Agricole [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		5,384	54,074
Credit Agricole [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		2,052	12,410
Credit Agricole [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
Credit Agricole [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		10,080	98,091
Credit Agricole [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		715	8,101
Credit Agricole [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,986	23,840
Credit Agricole [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		5,384	52,924
Credit Agricole [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		2,052	12,026
Credit Agricole [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
Credit Agricole [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 10,137	$ 96,891
BNP PARIBAS [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.55%	3.41%
Nominal rate %		4.55%	3.40%
BNP PARIBAS [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 10,553	$ 10,929
BNP PARIBAS [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		43,430	44,145
BNP PARIBAS [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		114,247	114,800
BNP PARIBAS [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		117,556	119,948
BNP PARIBAS [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		225,912	285,399
BNP PARIBAS [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		511,698	575,221
BNP PARIBAS [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		13,334	13,328
BNP PARIBAS [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		44,191	44,781
BNP PARIBAS [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		110,977	111,319
BNP PARIBAS [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		115,747	117,987
BNP PARIBAS [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		224,093	282,714
BNP PARIBAS [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 508,342	$ 570,129
WILMINGTON TRUST [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.47%	4.48%
Nominal rate %		4.47%	4.48%
WILMINGTON TRUST [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 20,689	$ 20,427
WILMINGTON TRUST [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		65,846	61,669
WILMINGTON TRUST [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		178,818	175,334
WILMINGTON TRUST [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		237,334	183,332
WILMINGTON TRUST [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		450,071	594,091
WILMINGTON TRUST [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		952,758	1,034,853
WILMINGTON TRUST [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		26,365	26,614
WILMINGTON TRUST [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		65,846	61,669
WILMINGTON TRUST [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		173,617	169,506
WILMINGTON TRUST [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		235,058	180,520
WILMINGTON TRUST [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		447,686	590,723
WILMINGTON TRUST [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 948,572	$ 1,029,032
CITIBANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.82%	3.31%
Nominal rate %		2.93%	2.47%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 10,776	$ 11,994
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		32,790	36,501
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		90,991	101,230
CITIBANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		72,189	104,308
CITIBANK [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		62,619	97,184
CITIBANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		269,365	351,217
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		11,923	13,231
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		32,790	36,501
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		86,130	95,208
CITIBANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		70,048	101,558
CITIBANK [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		61,203	94,807
CITIBANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 262,094	$ 341,305
AIRBUS FINANCIAL [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		Monthly
Effective rate %		4.19%
Nominal rate %		4.19%
BTMU [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.06%	2.87%
Nominal rate %		3.46%	2.27%
BTMU [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 2,856
Financial leases		$ 2,933
BTMU [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			8,689
Financial leases		8,916
BTMU [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			24,007
Financial leases		24,635
BTMU [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			25,278
Financial leases		25,937
BTMU [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			13,904
Financial leases		768
BTMU [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			74,734
Financial leases		63,189
BTMU [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			3,082
Financial leases		3,199
BTMU [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			8,689
Financial leases		8,916
BTMU [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			22,955
Financial leases		23,798
BTMU [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			24,941
Financial leases		25,751
BTMU [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			13,849
Financial leases		767
BTMU [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 73,516
Financial leases		$ 62,431
APPLE BANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.93%	2.78%
Nominal rate %		3.31%	2.18%
APPLE BANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 1,401
Financial leases		$ 1,444
APPLE BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			4,278
Financial leases		4,393
APPLE BANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			11,828
Financial leases		12,146
APPLE BANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			12,474
Financial leases		12,808
APPLE BANK [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			7,242
Financial leases		753
APPLE BANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			37,223
Financial leases		31,544
APPLE BANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			1,583
Financial leases		1,658
APPLE BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			4,278
Financial leases		4,393
APPLE BANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			11,303
Financial leases		11,726
APPLE BANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			12,303
Financial leases		12,713
APPLE BANK [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			7,212
Financial leases		752
APPLE BANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 36,679
Financial leases		$ 31,242
US BANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.00%	4.00%
Nominal rate %		2.82%	2.82%
US BANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 15,506	$ 15,157
US BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		47,050	45,992
US BANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		129,462	126,550
US BANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		135,489	132,441
US BANK [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		84,177	152,693
US BANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		411,684	472,833
US BANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		17,433	17,364
US BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		47,050	45,992
US BANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		114,729	109,705
US BANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		129,547	125,006
US BANK [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		82,137	148,318
US BANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 390,896	$ 446,385
NATIXIS [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.69%	3.42%
Nominal rate %		4.69%	3.40%
NATIXIS [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 10,247	$ 14,645
NATIXIS [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		31,350	44,627
NATIXIS [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		88,688	107,068
NATIXIS [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		77,693	91,823
NATIXIS [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		116,546	154,848
NATIXIS [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		324,524	413,011
NATIXIS [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		11,250	15,642
NATIXIS [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		31,350	44,627
NATIXIS [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		86,883	105,056
NATIXIS [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		76,760	90,823
NATIXIS [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		115,285	153,124
NATIXIS [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 321,528	$ 409,272
PK AIRFINANCE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Monthly	Monthly
Effective rate %		4.15%	3.18%
Nominal rate %		4.14%	3.18%
PK AIRFINANCE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 2,319	$ 2,163
PK AIRFINANCE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		7,208	6,722
PK AIRFINANCE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		24,944	19,744
PK AIRFINANCE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		3,144	17,871
PK AIRFINANCE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
PK AIRFINANCE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		37,615	46,500
PK AIRFINANCE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		2,387	2,225
PK AIRFINANCE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		7,208	6,722
PK AIRFINANCE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		24,944	19,744
PK AIRFINANCE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		3,144	17,871
PK AIRFINANCE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
PK AIRFINANCE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 37,683	$ 46,562
KfWIP EX-Bank [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Germany	Germany
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.20%	3.31%
Nominal rate %		4.19%	3.31%
KfWIP EX-Bank [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 2,397
Financial leases		$ 1,699
KfWIP EX-Bank [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			6,678
Financial leases		5,188
KfWIP EX-Bank [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			16,173
Financial leases		5,328
KfWIP EX-Bank [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			1,640
Financial leases
KfWIP EX-Bank [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
Financial leases
KfWIP EX-Bank [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			26,888
Financial leases		12,215
KfWIP EX-Bank [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			2,428
Financial leases		1,723
KfWIP EX-Bank [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			6,677
Financial leases		5,188
KfWIP EX-Bank [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			16,174
Financial leases		5,328
KfWIP EX-Bank [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			1,640
Financial leases
KfWIP EX-Bank [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
Financial leases
KfWIP EX-Bank [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 26,919
Financial leases		$ 12,239
INVESTEC [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		England	U.S.A
Currency		US$	US$
Amortization		Semiannual	Semiannual
Effective rate %		7.17%	6.04%
Nominal rate %		7.17%	6.04%
INVESTEC [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 1,454	$ 1,930
INVESTEC [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		8,472	11,092
INVESTEC [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		21,667	26,103
INVESTEC [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		22,421
INVESTEC [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
INVESTEC [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		54,014	76,225
INVESTEC [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		1,879
INVESTEC [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		8,661	26,045
INVESTEC [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		21,154
INVESTEC [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		22,309
INVESTEC [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			11,055
INVESTEC [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 54,003	$ 63,378
SWAP Aviones llegados [Member]
Disclosure of subsidiaries [line items]
Tax No.
Creditor country
Currency		US$	US$
Amortization		Quarterly	Quarterly
SWAP Aviones llegados [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		$ 194	$ 301
SWAP Aviones llegados [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		414	749
SWAP Aviones llegados [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		158	765
SWAP Aviones llegados [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
SWAP Aviones llegados [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
SWAP Aviones llegados [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		766	1,815
SWAP Aviones llegados [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		194	301
SWAP Aviones llegados [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		414	749
SWAP Aviones llegados [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		158	765
SWAP Aviones llegados [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
SWAP Aviones llegados [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
SWAP Aviones llegados [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations		766	$ 1,815
WELLS FARGO [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A.
Currency			US$
Amortization			Quarterly
Effective rate %			2.46%
Nominal rate %			1.75%
WELLS FARGO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 27,223
WELLS FARGO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			82,402
WELLS FARGO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			225,221
WELLS FARGO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			233,425
WELLS FARGO [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			240,716
WELLS FARGO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			808,987
WELLS FARGO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			30,143
WELLS FARGO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			82,402
WELLS FARGO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			203,371
WELLS FARGO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			224,295
WELLS FARGO [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			236,179
WELLS FARGO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 776,390
DEUTSCHE BANK [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A.
Currency			US$
Amortization			Quarterly
Effective rate %			4.39%
Nominal rate %			4.39%
DEUTSCHE BANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 2,965
DEUTSCHE BANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			9,127
DEUTSCHE BANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			25,826
DEUTSCHE BANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			28,202
DEUTSCHE BANK [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			30,786
DEUTSCHE BANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			96,906
DEUTSCHE BANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			3,534
DEUTSCHE BANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			9,127
DEUTSCHE BANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			25,130
DEUTSCHE BANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			27,739
DEUTSCHE BANK [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			30,323
DEUTSCHE BANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 95,853
AIRBUS FINANCIAL [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A.
Currency			US$
Amortization			Monthly
Effective rate %			3.19%
Nominal rate %			3.19%
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			$ 1,855
Financial leases		1,915
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			5,654
Financial leases		5,838
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			15,416
Financial leases		7,664
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
AIRBUS FINANCIAL [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			22,925
Financial leases		15,417
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			1,900
Financial leases		1,954
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			5,654
Financial leases		5,838
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			15,416
Financial leases		7,664
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
Financial leases
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
Financial leases
AIRBUS FINANCIAL [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations			22,970
Financial leases		$ 15,456
AIRBUS FINANCIAL 1 [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
AIRBUS FINANCIAL 1 [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Guaranteed Obligations
CREDIT AGRICOLE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		France
Currency		US$
Amortization		Quarterly
Effective rate %		4.11%
Nominal rate %		4.11%
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		253,692
CREDIT AGRICOLE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		253,692
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		2,646
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		252,207
CREDIT AGRICOLE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
CREDIT AGRICOLE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations		$ 254,853
DVB BANK SE [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A.
Currency			US$
Amortization			Quarterly
Effective rate %			3.38%
Nominal rate %			3.38%
DVB BANK SE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			241,287
DVB BANK SE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			241,287
DVB BANK SE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			2,170
DVB BANK SE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			240,007
DVB BANK SE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations
DVB BANK SE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other guaranteed obligations			$ 242,177
ING [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		5.70%	5.67%
Nominal rate %		5.01%	4.57%
ING [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 3,687	$ 5,347
ING [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		11,338	10,779
ING [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		11,806	26,831
ING [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
ING [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
ING [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		26,831	42,957
ING [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,923	5,717
ING [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		11,338	10,779
ING [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		11,657	26,500
ING [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
ING [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
ING [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 26,918	$ 42,996
CREDITAGRICOLE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.66%	1.28%
Nominal rate %		5.00%	1.28%
CREDITAGRICOLE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 13,171
CREDITAGRICOLE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		24,577
CREDITAGRICOLE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		18,655
CREDITAGRICOLE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		56,403
CREDITAGRICOLE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		13,187
CREDITAGRICOLE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		24,331
CREDITAGRICOLE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		18,655
CREDITAGRICOLE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
CREDITAGRICOLE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 56,173
CITIBANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.40%	3.78%
Nominal rate %		3.80%	3.17%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 13,209	$ 11,206
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		40,365	34,267
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		77,587	86,085
CITIBANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		40,997	49,853
CITIBANK [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			2,863
CITIBANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		172,158	184,274
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		13,998	12,013
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		40,365	34,267
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		75,830	84,104
CITIBANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		40,801	49,516
CITIBANK [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			2,859
CITIBANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 170,994	$ 182,759
PEFCO [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		5.65%	5.46%
Nominal rate %		5.02%	4.85%
PEFCO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 5,486	$ 12,526
PEFCO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		13,094	32,850
PEFCO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,827	22,407
PEFCO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
PEFCO [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
PEFCO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		22,407	67,783
PEFCO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		5,641	12,956
PEFCO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		13,094	32,850
PEFCO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,743	22,088
PEFCO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
PEFCO [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
PEFCO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 22,478	$ 67,894
BNP PARIBAS [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		3.90%	3.41%
Nominal rate %		3.58%	3.40%
BNP PARIBAS [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 7,926	$ 13,146
BNP PARIBAS [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		29,494	33,840
BNP PARIBAS [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		22,147	48,823
BNP PARIBAS [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			2,296
BNP PARIBAS [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
BNP PARIBAS [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		59,567	98,105
BNP PARIBAS [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		8,320	13,548
BNP PARIBAS [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		29,493	33,840
BNP PARIBAS [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		21,891	48,253
BNP PARIBAS [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			2,293
BNP PARIBAS [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
BNP PARIBAS [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 59,704	$ 97,934
WELLS FARGO [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		U.S.A.	U.S.A.
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		2.77%	2.46%
Nominal rate %		2.09%	1.75%
WELLS FARGO [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 31,673	$ 10,630
WELLS FARGO [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		95,981	33,866
WELLS FARGO [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		263,239	91,162
WELLS FARGO [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		230,417	64,471
WELLS FARGO [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		98,028	20,984
WELLS FARGO [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		719,338	221,113
WELLS FARGO [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		34,816	11,460
WELLS FARGO [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		95,981	33,866
WELLS FARGO [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		245,615	88,674
WELLS FARGO [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		224,395	63,860
WELLS FARGO [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		96,589	20,903
WELLS FARGO [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 697,396	$ 218,763
DVB BANK SE [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			U.S.A.
Currency			US$
Amortization			Quarterly
Effective rate %			2.06%
Nominal rate %			2.06%
RRP ENGINE [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		England	England
Currency		US$	US$
Amortization		Monthly	Monthly
Effective rate %		4.01%	4.01%
Nominal rate %		4.01%	4.01%
RRP ENGINE [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			$ 265
Financial leases		$ 552
RRP ENGINE [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			2,430
Financial leases		2,531
RRP ENGINE [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			6,856
Financial leases		7,142
RRP ENGINE [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			7,441
Financial leases		7,752
RRP ENGINE [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			8,991
Financial leases		5,035
RRP ENGINE [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			25,983
Financial leases		23,012
RRP ENGINE [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			265
Financial leases		552
RRP ENGINE [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			2,430
Financial leases		2,531
RRP ENGINE [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			6,856
Financial leases		7,142
RRP ENGINE [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			7,441
Financial leases		7,752
RRP ENGINE [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			8,991
Financial leases		5,035
RRP ENGINE [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			25,983
Financial leases		$ 23,012
SANTANDER [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.036.000-K
Creditor country		Chile
Currency		US$
Amortization		Quarterly
Effective rate %		3.68%
Nominal rate %		3.14%
SANTANDER [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 5,576	5,459
SANTANDER [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		16,895	16,542
SANTANDER [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		46,386	45,416
SANTANDER [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		26,165	46,472
SANTANDER [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			3,134
SANTANDER [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		95,022	117,023
SANTANDER [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,000	5,813
SANTANDER [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		16,895	16,542
SANTANDER [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		45,346	44,010
SANTANDER [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases		26,063	46,153
SANTANDER [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases			3,128
SANTANDER [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 94,304	$ 115,646
BOEING [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		At Expiration
Effective rate %		4.01%
Nominal rate %		4.01%
BOEING [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans		55,727
BOEING [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans		55,727
BOEING [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans		1,229
BOEING [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans		55,727
BOEING [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other loans
BOEING [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans		$ 56,956
CITIBANK [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		U.S.A.
Currency		US$
Amortization		Quarterly
Effective rate %		6.00%
Nominal rate %		6.00%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	$ 23,167
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	72,018
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	101,026
CITIBANK [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]
CITIBANK [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]
CITIBANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	196,211
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	23,583
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	72,018
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	100,301
CITIBANK [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]
CITIBANK [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]
CITIBANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]	$ 195,902
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Holland	Holland
Currency		US$	US$
Amortization		Monthly	Monthly
Effective rate %		6.01%	6.01%
Nominal rate %		6.01%	6.01%
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 138	$ 130
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		426	401
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		1,233	1,161
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		54	690
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		1,851	2,382
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		147	142
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		426	401
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		1,233	1,161
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		54	690
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans
NEDERLANDSCHE CREDIETVER ZEKER ING MAATS CHAPPIJ [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Bank loans		$ 1,860	$ 2,394
NATIXIS [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		France
Currency		US$
Amortization		Quarterly
Effective rate %		4.28%
Nominal rate %		4.12%
NATIXIS [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		France	France
Currency		US$	US$
Amortization		Quarterly/Semiannual	Quarterly/Semiannual
Effective rate %		6.87%	5.59%
Nominal rate %		6.87%	5.59%
NATIXIS [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 10,056
NATIXIS [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,043	$ 2,853
NATIXIS [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		7,951
NATIXIS [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,490	6,099
NATIXIS [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		5,154
NATIXIS [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		44,525	19,682
NATIXIS [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
NATIXIS [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		41,731	70,402
NATIXIS [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
NATIXIS [Member] | Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
NATIXIS [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		23,161
NATIXIS [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		95,789	99,036
NATIXIS [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Financial leases		10,135
NATIXIS [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,656	3,592
NATIXIS [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Financial leases		7,952
NATIXIS [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,490	6,099
NATIXIS [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Financial leases		5,154
NATIXIS [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		44,525	19,682
NATIXIS [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
NATIXIS [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		41,731	70,402
NATIXIS [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Financial leases
NATIXIS [Member] | Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
NATIXIS [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Financial leases		23,241
NATIXIS [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 96,402	$ 99,775
Wacapou Leasing S.A [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Luxemburg	Luxemburg
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		4.81%	3.69%
Nominal rate %		4.81%	3.69%
Wacapou Leasing S.A [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 728	$ 696
Wacapou Leasing S.A [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,219	2,125
Wacapou Leasing S.A [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,280	6,020
Wacapou Leasing S.A [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			3,206
Wacapou Leasing S.A [Member] | Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
Wacapou Leasing S.A [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		9,227	12,047
Wacapou Leasing S.A [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		756	732
Wacapou Leasing S.A [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,219	2,125
Wacapou Leasing S.A [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,280	6,020
Wacapou Leasing S.A [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			3,207
Wacapou Leasing S.A [Member] | Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
Wacapou Leasing S.A [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 9,255	$ 12,084
SOCIETE GENERALE MILAN BRANCH [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E	0-E
Creditor country		Italy	Italy
Currency		US$	US$
Amortization		Quarterly	Quarterly
Effective rate %		5.88%	4.87%
Nominal rate %		5.82%	4.81%
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 9,422	$ 8,964
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		28,872	27,525
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		169,930	208,024
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE MILAN BRANCH [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		208,224	244,513
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		10,212	9,992
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		28,871	27,525
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		169,730	208,024
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE MILAN BRANCH [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 208,813	$ 245,541
BANCO IBM S.A [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			Brazil
Currency			BRL
Amortization			Monthly
Effective rate %			6.89%
Nominal rate %			6.89%
BANCO IBM S.A [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 21
BANCO IBM S.A [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			21
BANCO IBM S.A [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			21
BANCO IBM S.A [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
BANCO IBM S.A [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 21
SOCIETE GENERALE [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.			0-E
Creditor country			France
Currency			BRL
Amortization			Monthly
Effective rate %			6.89%
Nominal rate %			6.89%
SOCIETE GENERALE [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 101
SOCIETE GENERALE [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			8
SOCIETE GENERALE [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			109
SOCIETE GENERALE [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			101
SOCIETE GENERALE [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			8
SOCIETE GENERALE [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases
SOCIETE GENERALE [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases			$ 109
ESTADO 1 [Member]
Disclosure of subsidiaries [line items]
Tax No.		97.030.000-7	97.030.000-7
Creditor country		Chile	Chile
Currency		UF	UF
Amortization		At Expiration	At Expiration
Effective rate %		5.50%	5.50%
Nominal rate %		5.50%	5.50%
ESTADO 1 [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Nominal Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		172,591	189,637
ESTADO 1 [Member] | Nominal Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		172,591
ESTADO 1 [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		345,182	189,637
ESTADO 1 [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		1,586
ESTADO 1 [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Obligations with the public			1,738
ESTADO 1 [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public
ESTADO 1 [Member] | Accounting Value [Member] | More than three to five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		172,420	189,500
ESTADO 1 [Member] | Accounting Value [Member] | Over five years [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		172,530	189,500
ESTADO 1 [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Obligations with the public		$ 346,536	380,738
GA Telessis LLC [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No.		0-E
Creditor country		U.S.A
Currency		US$
Amortization		Quarterly
Effective rate %		15.62%
Nominal rate %		15.62%
GA Telessis LLC [Member] | Nominal Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 299
GA Telessis LLC [Member] | Nominal Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		908
GA Telessis LLC [Member] | Nominal Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,496
GA Telessis LLC [Member] | Nominal Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,623
GA Telessis LLC [Member] | Nominal Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,876
GA Telessis LLC [Member] | Nominal Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		13,202
GA Telessis LLC [Member] | Accounting Value [Member] | Up to 90 days [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		568
GA Telessis LLC [Member] | Accounting Value [Member] | More than 90 days to one year [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		908
GA Telessis LLC [Member] | Accounting Value [Member] | More than one to three years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		3,823
GA Telessis LLC [Member] | Accounting Value [Member] | More than three to five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		2,623
GA Telessis LLC [Member] | Accounting Value [Member] | Over five years [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		6,876
GA Telessis LLC [Member] | Accounting Value [Member] | Total [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Financial leases		$ 14,798
BBVA [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			55,801
BBVA [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			55,801
BBVA [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			55,934
BBVA [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Loans to exporters			$ 55,934
SANTANDER [Member]
Disclosure of subsidiaries [line items]
Tax No.			97.036.000-K
Creditor country			Chile
Currency			US$
Amortization			Quarterly
Effective rate %			2.51%
Nominal rate %			1.96%
CITIBANK [Member]
Disclosure of subsidiaries [line items]
Tax No.	[2]		0-E
Creditor country	[2]		U.S.A.
Currency	[2]		US$
Amortization	[2]		Quarterly
Effective rate %	[2]		6.00%
Nominal rate %	[2]		6.00%
CITIBANK [Member] | Nominal Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		$ 21,822
CITIBANK [Member] | Nominal Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		67,859
CITIBANK [Member] | Nominal Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		196,210
CITIBANK [Member] | Nominal Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		285,891
CITIBANK [Member] | Accounting Value [Member] | Up to 90 days [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		22,586
CITIBANK [Member] | Accounting Value [Member] | More than 90 days to one year [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		67,859
CITIBANK [Member] | Accounting Value [Member] | More than one to three years [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		194,537
CITIBANK [Member] | Accounting Value [Member] | Total [Member]
Disclosure of subsidiaries [line items]
Other loans	[2]		$ 284,982

[1]	As of December 31, 2018, the indirect participation percentage over TAM S.A. and Subsidiaries comes from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 49% of political rights its percentage arise as a result of the provisional measure No. 714 of the Brazilian government implemented during 2016 that allows foreign capital to have up to 49% ownership. In this way, since April 2016, LATAM Airlines Group S.A. owns 901 shares with the right to vote of Holdco I S.A., which is equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 shares with the right to vote of Holdco I S.A., which is equivalent to 51% of the total shares with voting rights.
[2]	Securitized bond with the future flows from the sales with credit card in United States and Canada.